Financial Instruments Fair value of financial assets and liabilities measured at other than fair value (Details) - CAD ($) $ in Millions	Dec. 31, 2018	Dec. 31, 2017
Disclosure of fair value measurement of liabilities [line items]
Financial liabilities	$ 3,267	$ 3,707
Long-term Debt1 [Member]
Disclosure of fair value measurement of liabilities [line items]
Financial liabilities	3,204	3,638
Recurring fair value measurement | Long-term Debt1 [Member] | Financial liabilities at fair value through profit or loss, category [member]
Disclosure of fair value measurement of liabilities [line items]
Financial liabilities	3,181	3,708
Recurring fair value measurement | Level 2 of fair value hierarchy [member] | Long-term Debt1 [Member] | Financial liabilities at fair value through profit or loss, category [member]
Disclosure of fair value measurement of liabilities [line items]
Financial liabilities	$ 3,181	$ 3,708